Intangible Assets and Non-financial Assets Impairment	12 Months Ended
Dec. 31, 2023
Textblock 1 [Abstract]
Intangible Assets and Non-financial Assets Impairment
10.
Intangible Assets and Non-financial Assets Impairment
(a)
Changes in intangible assets for the year ended December 31, 2022 are as follows:

(In millions of won)
	Intellectual property rights		Software	Member- ships	Development costs	Construction- in-progress	Customer relationships	Technology	Good- will	Others (*2)	Total
Acquisition cost as of January 1, 2022	₩	1,873,027	1,261,232	30,742	1,771,383	19,562	59,176	12,763	106,334	13,081	5,147,300
Accumulated amortization as of January 1, 2022		(915,764)	(1,023,062)	—	(1,318,476)	—	(37,491)	(11,243)	—	(13,081)	(3,319,117)
Accumulated impairment loss as of January 1, 2022		(28,945)	(9,309)	(1,659)	(63,692)	—	(21,685)	—	(57,995)	—	(183,285)
Book value as of January 1, 2022	₩	928,318	228,861	29,083	389,215	19,562	—	1,520	48,339	—	1,644,898
Additions - internally developed		—	—	—	502,755	—	—	—	—	—	502,755
Additions - external purchases		187,114	24,741	7,004	—	95,179	—	—	—	—	314,038
Amortization (*1)		(192,983)	(105,615)	—	(272,102)	—	—	(168)	—	—	(570,868)
Disposals		—	(977)	(10,608)	—	—	—	—	—	—	(11,585)
Impairment loss (*3)(*4)		(34,901)	(17,799)	(42)	(54,649)	—	—	(43)	(26,963)	—	(134,397)
Transfer from construction-in-progress		—	85,319	—	—	(85,319)	—	—	—	—	—
Effect of movements in exchange rates		10,108	(2,957)	33	—	(1,253)	—	—	2,185	—	8,116
Book value as of December 31, 2022	₩	897,656	211,573	25,470	565,219	28,169	—	1,309	23,561	—	1,752,957
Acquisition cost as of December 31, 2022	₩	2,074,083	1,340,637	27,170	2,016,477	28,169	59,176	12,763	108,519	13,081	5,680,075
Accumulated amortization as of December 31, 2022	₩	(1,115,014)	(1,108,459)	—	(1,358,446)	—	(37,491)	(11,411)	—	(13,081)	(3,643,902)
Accumulated impairment loss as of December 31, 2022	₩	(61,413)	(20,605)	(1,700)	(92,812)	—	(21,685)	(43)	(84,958)	—	(283,216)

(*1) The Group has classified the amortization as manufacturing overhead costs, selling expenses, administrative expenses and research and development expenses.

(*2) Others mainly consist of rights to use electricity and gas supply facilities.

(*3) During 2022, Display (Large OLED) CGU was assessed for impairment, and impairment losses amounting to ~~W~~93,966 million are recognized as other expenses. The impairment amount is allocated to goodwill, development costs, intellectual property rights and others.

(*4) The Group recognized an impairment loss amounting to ~~W~~33,386 million for development projects which are not likely to generate revenue.

10.
Intangible Assets and Non-financial Assets Impairment, Continued
(b)
Changes in intangible assets for the year ended December 31, 2023 are as follows:

(In millions of won)
	Intellectual property rights		Software	Member- ships	Development costs	Construction- in-progress	Customer relationships	Technology	Good- will	Others (*2)	Total
Acquisition cost as of January 1, 2023	₩	2,074,083	1,340,637	27,170	2,016,477	28,169	59,176	12,763	108,519	13,081	5,680,075
Accumulated amortization as of January 1, 2023		(1,115,014)	(1,108,459)	—	(1,358,446)	—	(37,491)	(11,411)	—	(13,081)	(3,643,902)
Accumulated impairment loss as of January 1, 2023		(61,413)	(20,605)	(1,700)	(92,812)	—	(21,685)	(43)	(84,958)	—	(283,216)
Book value as of January 1, 2023	₩	897,656	211,573	25,470	565,219	28,169	—	1,309	23,561	—	1,752,957
Additions - internally developed		—	—	—	493,608	—	—	—	—	—	493,608
Additions - external purchases		118,344	—	—	—	117,443	—	—	—	—	235,787
Amortization (*1)		(187,819)	(105,285)	—	(363,162)	—	—	(163)	—	—	(656,429)
Disposals		(202)	(396)	(3,796)	—	—	—	—	—	—	(4,394)
Impairment loss (*3)		(1,633)	(425)	—	(52,775)	—	—	—	—	—	(54,833)
Reversal of impairment loss		—	—	242	—	—	—	—	—	—	242
Transfer from construction-in-progress		—	115,275	—	(1,429)	(112,568)	—	—	—	—	1,278
Effect of movements in exchange rates		2,433	2,712	6	—	(8)	—	—	596	—	5,739
Book value as of December 31, 2023	₩	828,779	223,454	21,922	641,461	33,036	—	1,146	24,157	—	1,773,955
Acquisition cost as of December 31, 2023	₩	2,189,071	1,403,157	23,463	2,295,468	33,036	59,176	12,763	109,115	13,081	6,138,330
Accumulated amortization as of December 31, 2023	₩	(1,299,655)	(1,160,702)	—	(1,509,575)	—	(37,491)	(11,574)	—	(13,081)	(4,032,078)
Accumulated impairment loss as of December 31, 2023	₩	(60,637)	(19,001)	(1,541)	(144,432)	—	(21,685)	(43)	(84,958)	—	(332,297)

(*1) The Group has classified the amortization as manufacturing overhead costs, selling expenses, administrative expenses and research and development expenses.

(*2) Others mainly consist of rights to use electricity and gas supply facilities.

(*3) The Group recognized an impairment loss amounting to ~~W~~52,775 million for development projects which are not likely to generate revenue.

10.
Intangible Assets and Non-financial Assets Impairment, Continued
(c)
Development costs and Intellectual property rights as of December 31, 2022 and 2023 are as follows:

Development costs

(i)
As of December 31, 2022

(In millions of won)
Classification	Product type	Book Value
	TV	₩	55,187
Development completed	IT		24,684
	Mobile and others		199,552
		₩	279,423
	TV	₩	60,376
Development in process	IT		100,380
	Mobile and others		125,040
		₩	285,796
		₩	565,219

(ii)
As of December 31, 2023

(In millions of won)
Classification	Product type	Book Value
	TV	₩	43,956
Development completed	IT		63,049
	Mobile and others		190,487
		₩	297,492
	TV	₩	46,368
Development in process	IT		175,023
	Mobile and others		122,578
		₩	343,969
		₩	641,461

10.
Intangible Assets and Non-financial Assets Impairment, Continued

Intellectual property rights

(i)
As of December 31, 2022

(In millions of won and in years)
Classification	Category	Book Value		Remaining amortization period (*1)
	Direct additions	₩	198,136	7.2
Patent	Licenses agreement(*2)		697,605	6.0
		₩	895,741
Other			1,915	3.6
		₩	897,656

(*1) Weighted average of the remaining useful life at the end of the reporting period as each patent has a different remaining amortization period.

(*2) The Group’s rights under contracts with the patent company.

(ii)
As of December 31, 2023

(In millions of won and in years)
Classification	Category	Book Value		Remaining amortization period (*1)
	Direct additions	₩	214,634	7.1
Patent	Licenses agreement(*2)		611,801	5.5
		₩	826,435
Other			2,344	3.6
		₩	828,779

(*1) Weighted average of the remaining useful life at the end of the reporting period as each patent has a different remaining amortization period.

(*2) The Group’s rights under contracts with the patent company.

10.
Intangible Assets and Non-financial Assets Impairment, Continued
(d)
Impairment assessment on CGU as of December 31, 2022
(i)
Changes in Cash Generating Unit (“CGU”)

During 2022, the Group distinguished Display (Large OLED) CGU as a separate CGU from the existing Display CGU due to withdrawal of the domestic LCD TV business and the reorganization of the related businesses. As of December 31, 2022, the Group’s cash-generating units consist of Display CGU, Display (Large OLED) CGU and Display (AD PO) CGU. Changes in the carrying amount of goodwill allocated to the related CGUs are as follows:

(In millions of won)
			2022
	December 31, 2021		Effect of movements in exchange rates	Changes in CGU (*)	Impairment	December 31, 2022
Display CGU	₩	48,339	2,185	(26,963)	—	23,561
Display (Large OLED) CGU		—	—	26,963	(26,963)	—
	₩	48,339	2,185	—	(26,963)	23,561

(*) During 2022, a portion of goodwill allocated to Display CGU as of December 31, 2021 was re-allocated to Display (Large OLED) CGU.

(ii) Impairment assessment on CGU

As of December 31, 2022, the Group performed impairment tests for Display CGU and Display (Large OLED) CGU. No impairment test was performed for Display (AD PO) CGU, impairment loss for which was initially recognized in 2019, as there was no indicator of impairment or reversal identified during 2022.

10. Intangible Assets and Non-financial Assets Impairment, Continued

(d)
Impairment assessment on CGU as of December 31, 2022, Continued

The recoverable amount of each CGU is determined based on its value in use. Value in use is calculated using the estimated cash flow based on 5-year business plan approved by management. The estimated revenue and operating expenditures of the Group’s products used in the forecast was determined considering external sources and the Group’s past experience. Management estimated the future cash flows based on its past performance and forecasts on market growth. The key assumptions used in the estimation of value in use for Display CGU and Display (Large OLED) CGU include revenue and operating expenditures for the forecast period, growth rates for subsequent years (“terminal growth rate”), and discount rate. Terminal growth rate and the discount rate used in the estimation of value in use are as follows.

	Pre-tax discount rate(*)	Post-tax discount rate(*)	Terminal growth rate
2021
Display CGU	10.5%	8.4%	1.0%
2022
Display CGU	10.8%	9.0%	1.0%
Display (Large OLED) CGU	10.5%	9.0%	1.0%

(*) The discount rate was calculated using the weighted average cost of equity capital and debt and the beta of equity capital was calculated as the average of five global listed companies in the same industry and the Group. Cost of debt was calculated using the yield rate of non-guaranteed corporate bond considering the Group's credit rating and debt ratio was determined using the average of the debt ratios of the five global listed companies in the same industry and the Group. The Group calculates the value in use of each CGU using post-tax cash flows and a post-tax discount rate, and the result is not significantly different from the value in use calculated using pre-tax cash flows and pre-tax discount rate.

As a result of the impairment test for Display CGU, the recoverable amount exceeded its carrying amount by ~~W~~365,774 million. Management has identified that a reasonably possible change in two key assumptions could cause the carrying amount to exceed the recoverable amount. The value in use determined for this CGU is sensitive to the discount rate and terminal growth rate used in the discounted cash flow model. Specifically, the discount rate and terminal growth rate would need to increase by 0.28% and decrease by 0.31%, individually (holding all the other assumptions constant) for the estimated recoverable amount to be equal to the carrying amount.

As a result of the impairment test, due to unfavorable changes in the business environment, the carrying amount of Display (Large OLED) CGU exceeded the recoverable amount of ~~W~~2,999,393 million and an impairment loss of ~~W~~1,330,529 million was recognized as other expenses. If the discount rate increases by 0.5%, the value in use would have decreased by ~~W~~262,590 million (8.8%) and if the terminal growth rate decreases by 0.5%, the value in use would have decreased by ~~W~~201,256 million (6.7%).

10. Intangible Assets and Non-financial Assets Impairment, Continued

(e)
Impairment assessment on CGU as of December 31, 2023

As of December 31, 2023, the Group’s cash-generating units consist of Display CGU, Display (Large OLED) CGU and Display (AD PO) CGU. As of December 31, 2023, the Group performed impairment assessment for Display CGU. All the goodwill balance as of December 31, 2023 is allocated to the Display CGU.

The recoverable amount of Display CGU is determined based on its value in use. Value in use is calculated using the estimated cash flow based on 5-year business plan approved by management. The estimated revenue and operating expenditures of the Group’s products used in the forecast was determined considering external sources and the Group’s historical experience. Management estimated the future cash flows based on its past performance and forecasts on market growth. The key assumptions used in the estimation of value in use for Display CGU include revenue and operating expenditures for the forecast period and discount rate. Growth rates for subsequent years(“Terminal growth rate”) and the discount rate used in the estimation of value in use are as follows.

	Pre-tax discount rate(*)	Post-tax discount rate(*)	Terminal growth rate
2022
Display CGU	10.8%	9.0%	1.0%
2023
Display CGU	10.9%	9.0%	1.0%

(*) The discount rate was calculated using the weighted average cost of equity capital and debt and the beta of equity capital was calculated as the average of five global listed companies in the same industry and the Group. Cost of debt was calculated using the yield rate of non-guaranteed corporate bond considering the Group's credit rating and debt ratio was determined using the average of the debt ratios of the five global listed companies in the same industry and the Group. The Group calculates the value in use of the CGU using post-tax cash flows and a post-tax discount rate, and the result is not significantly different from the value in use calculated using pre-tax cash flows and pre-tax discount rate.

As a result of impairment assessment for Display CGU, the recoverable amount exceeded its carrying amount by ~~W~~975,459 million. Management has identified that a reasonably possible change in certain key assumption could cause the carrying amount to exceed the recoverable amount. The value in use determined for this CGU is sensitive to the discount rate used in the discounted cash flow model. Specifically, the discount rate would need to increase by 0.92% (holding all the other assumptions constant) for the estimated recoverable amount to be equal to the carrying amount.